UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07923

                                CNI CHARTER FUNDS
               (Exact name of registrant as specified in charter)

                                   ----------

                             400 North Roxbury Drive
                             Beverly Hills, CA 90210
               (Address of principal executive offices) (Zip code)

                          SEI Investments Distributors
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-889-0799

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2010

                     DATE OF REPORTING PERIOD: JUNE 30, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

schedule of investments
JUNE 30, 2010 (UNAUDITED)

Full Maturity Fixed Income Fund

                                                        Face
Description                                         Amount (000)    Value (000)
-----------                                        -------------   -------------
Corporate Bonds [48.5%]
   Aerospace & Defense [0.6%]
   United Technologies
      6.125%, 02/01/19                             $         100   $         119
      4.500%, 04/15/20                                       155             168
                                                                   -------------
   Total Aerospace & Defense                                                 287
                                                                   =============
   Agriculture [0.2%]
   Bunge NA Finance
      5.900%, 04/01/17                                       100             107
                                                                   =============
   Auto/Truck Parts and Equipment-Original
      [0.2%]
   Johnson Controls
      5.500%, 01/15/16                                       100             111
                                                                   =============
   Automotive [0.3%]
   Daimler Finance North America
      7.300%, 01/15/12                                       125             135
                                                                   =============
   Banks [12.1%]
   AmSouth Bancorporation
      6.750%, 11/01/25                                        75              62
   ANZ National International
      2.375%, 12/21/12(A)                                    100             101
   Bank of America
      10.200%, 07/15/15                                      100             120
      2.100%, 04/30/12                                       395             404
   Bank of America, MTN
      7.375%, 05/15/14                                       145             162
      5.650%, 05/01/18                                       330             338
   Bank of Nova Scotia
      2.250%, 01/22/13                                       425             431
   Bank One
      10.000%, 08/15/10                                       89              90
   Barclays Bank
      5.125%, 01/08/20                                       100             100
   BB&T, MTN
      3.375%, 09/25/13                                       380             392
   Citigroup
      6.375%, 08/12/14                                       195             207
      2.125%, 04/30/12                                       315             323
   Deutsche Bank, MTN
      3.450%, 03/30/15                                       100             101
   Deutsche Bank Trust
      7.250%, 10/15/11                                        46              48
   Dresdner Bank - New York
      7.250%, 09/15/15                                       150             164
   European Investment Bank
      4.625%, 03/21/12                                       250             265
   JPMorgan Chase
      4.650%, 06/01/14                                       480             512
   Kookmin Bank
      7.250%, 05/14/14(A)                                    100             112
   Morgan Stanley, MTN
      6.625%, 04/01/18                                       100             105
   PNC Funding
      4.250%, 09/21/15                                       380             397
      3.000%, 05/19/14                                       125             126
      2.300%, 06/22/12                                       450             463

                                                        Face
Description                                         Amount (000)    Value (000)
-----------                                        -------------   -------------
   Santander Central Hispano Issuances
      7.625%, 09/14/10                             $         100   $         101
   Wachovia
      5.300%, 10/15/11                                       200             209
   Wachovia, MTN
      5.500%, 05/01/13                                       275             299
   Wells Fargo
      3.625%, 04/15/15                                       125             128
                                                                   -------------
   Total Banks                                                             5,760
                                                                   =============
   Building & Construction [0.2%]
   Hanson Australia Funding
      5.250%, 03/15/13                                        75              74
                                                                   =============
   Cable/Media [0.7%]
   Comcast
      4.950%, 06/15/16                                       250             269
   TCI Communications
      7.875%, 08/01/13                                        75              86
                                                                   -------------
   Total Cable/Media                                                         355
                                                                   =============
   Chemicals [0.6%]
   EI du Pont de Nemours
      5.875%, 01/15/14                                       240             273
                                                                   =============
   Computer System Design & Services [0.4%]
   Hewlett-Packard
      6.125%, 03/01/14                                       155             178
                                                                   =============
   Data Processing [0.2%]
   Fiserv
      6.125%, 11/20/12                                       100             110
                                                                   =============
   Drugs [1.9%]
   Eli Lilly
      3.550%, 03/06/12                                       175             183
   Merck
      5.000%, 06/30/19                                       250             278
   Novartis Capital
      4.125%, 02/10/14                                       110             119
   Teva Pharmaceutical
      5.550%, 02/01/16                                        75              85
   Wyeth
      5.500%, 02/15/16                                       240             275
                                                                   -------------
   Total Drugs                                                               940
                                                                   =============
   Energy [1.8%]
   Baltimore Gas & Electric
      6.125%, 07/01/13                                       230             257
   Carolina Power & Light
      5.150%, 04/01/15                                        80              89
   Exelon
      5.625%, 06/15/35                                        75              73
   Korea Electric Power
      7.750%, 04/01/13                                        95             106
      6.750%, 08/01/27                                        75              85
   NiSource Finance
      7.875%, 11/15/10                                        75              76


                           CNI CHARTER FUNDS | PAGE 1
schedule of investments
JUNE 30, 2010 (UNAUDITED)

Full Maturity Fixed Income Fund

                                                        Face
Description                                         Amount (000)    Value (000)
-----------                                        -------------   -------------
   PPL Energy Supply, Ser A
      5.700%, 10/15/15                             $          75   $          82
   Trans-Allegheny Interstate Line
      4.000%, 01/15/15                                       100             103
                                                                   -------------
   Total Energy                                                              871
                                                                   =============
   Financial Services [5.3%]
   American Express Credit, MTN
      7.300%, 08/20/13                                       405             459
   Bank of New York Mellon,
      MTN
      3.100%, 01/15/15                                       390             401
   Caterpillar Financial Services,
      MTN
      6.200%, 09/30/13                                       225             255
   Eksportfinans
      3.000%, 11/17/14                                       210             216
   General Electric Capital, MTN
      3.500%, 08/13/12                                       225             232
   General Electric Capital, Ser A,
      MTN
      6.000%, 06/15/12                                        75              81
   HSBC Finance
      5.000%, 06/30/15                                        75              78
   John Deere Capital
      2.875%, 06/19/12                                       445             463
   National Rural Utilities Cooperative Finance
      10.375%, 11/01/18                                      125             173
   UFJ Finance Aruba
      6.750%, 07/15/13                                       125             140
                                                                   -------------
   Total Financial Services                                                2,498
                                                                   =============
   Food, Beverage & Tobacco [2.9%]
   Bottling Group
      5.125%, 01/15/19                                       115             128
   Cia de Bebidas das Americas
      8.750%, 09/15/13                                       175             205
   Coca-Cola
      5.350%, 11/15/17                                       305             349
   General Mills
      5.650%, 02/15/19                                       120             136
   Kellogg
      4.450%, 05/30/16                                       230             251
   Kraft Foods
      6.500%, 08/11/17                                       235             273
                                                                   -------------
   Total Food, Beverage & Tobacco                                          1,342
                                                                   =============
   Insurance [2.1%]
   Berkshire Hathaway
      3.200%, 02/11/15                                       440             453
   Metropolitan Life Global Funding I
      4.630%, 08/19/10(A)                                     75              75
   Protective Life
      4.300%, 06/01/13                                       100             102
   Prudential Financial
      5.375%, 06/21/20                                       180             182

                                                        Face
Description                                         Amount (000)    Value (000)
-----------                                        -------------   -------------
   Prudential Financial, MTN
      2.750%, 01/14/13                             $         100   $         101
   Travelers
      6.250%, 03/15/37(B)                                    100              94
                                                                   -------------
   Total Insurance                                                         1,007
                                                                   =============
   Invest Management/Advisory Services [0.7%]
   BlackRock
      3.500%, 12/10/14                                       335             348
                                                                   =============
   Investment Banker/Broker Dealer [3.4%]
   Citigroup
      6.500%, 01/18/11                                       235             241
   Credit Suisse USA
      5.250%, 03/02/11                                       225             231
   Goldman Sachs Group
      6.600%, 01/15/12                                       220             233
      5.150%, 01/15/14                                        75              78
   Jefferies Group
      6.450%, 06/08/27                                       100              94
   Morgan Stanley
      5.300%, 03/01/13                                       415             432
      4.750%, 04/01/14                                        75              75
   TD Ameritrade Holding
      4.150%, 12/01/14                                       200             207
                                                                   -------------
   Total Investment Banker/Broker Dealer                                   1,591
                                                                   =============
   Machinery-Construction and Mining [0.5%]
   Caterpillar
      7.900%, 12/15/18                                       200             257
                                                                   =============
   Machinery-Farm [0.4%]
   Deere
      4.375%, 10/16/19                                       170             181
                                                                   =============
   Manufacturing [1.4%]
   General Electric
      5.000%, 02/01/13                                       260             279
   Honeywell International
      3.875%, 02/15/14                                       100             108
   Tyco International Finance
      4.125%, 10/15/14                                       250             265
                                                                   -------------
   Total Manufacturing                                                       652
                                                                   =============
   Medical Products [0.3%]
   Zimmer Holdings
      4.625%, 11/30/19                                       115             121
                                                                   =============
   Metals & Mining [0.4%]
   Rio Tinto Finance USA
      6.500%, 07/15/18                                       100             114
   Vale Overseas
      6.875%, 11/21/36                                       100             104
                                                                   -------------
   Total Metals & Mining                                                     218
                                                                   =============
   Multi-Media [1.6%]
   CBS
      6.625%, 05/15/11                                        60              62


                           CNI CHARTER FUNDS | PAGE 2
schedule of investments
JUNE 30, 2010 (UNAUDITED)

Full Maturity Fixed Income Fund

                                                        Face
Description                                         Amount (000)    Value (000)
-----------                                        -------------   -------------
   Time Warner
      9.125%, 01/15/13                             $          50   $          58
      5.875%, 11/15/16                                       290             327
   Viacom
      6.250%, 04/30/16                                       125             142
   Walt Disney, MTN
      6.375%, 03/01/12                                       150             163
                                                                   -------------
   Total Multi-Media                                                         752
                                                                   =============
   Networking Products [0.5%]
   Cisco Systems
      5.500%, 01/15/40                                       100             105
      4.950%, 02/15/19                                       125             137
                                                                   -------------
   Total Networking Products                                                 242
                                                                   =============
   Oil, Gas & Consumable Fuels [2.5%]
   Chevron
      3.450%, 03/03/12                                       210             219
   ConocoPhillips
      5.750%, 02/01/19                                       125             143
      5.300%, 04/15/12                                       300             321
   Shell International Finance BV
      4.375%, 03/25/20                                       260             269
   Total Capital
      3.125%, 10/02/15                                       250             254
                                                                   -------------
   Total Oil, Gas & Consumable Fuels                                       1,206
                                                                   =============
   Petroleum & Fuel Products [0.8%]
   Energy Transfer Partners
      6.625%, 10/15/36                                        75              72
   Enterprise Products Operating
      3.700%, 06/01/15                                       125             126
   Kinder Morgan Energy Partners
      5.300%, 09/15/20                                       125             129
   Pemex Project Funding Master Trust
      9.125%, 10/13/10                                        50              51
                                                                   -------------
   Total Petroleum & Fuel Products                                           378
                                                                   =============
   REITS-Office Property [0.6%]
   Boston Properties
      5.875%, 10/15/19                                       270             289
                                                                   =============
   Retail [1.5%]
   Home Depot
      5.400%, 03/01/16                                       305             339
   Lowe's
      5.000%, 10/15/15                                       325             365
                                                                   -------------
   Total Retail                                                              704
                                                                   =============
   Retail-Drug Store [0.2%]
   Walgreen
      5.250%, 01/15/19                                       100             114
                                                                   =============
   Retail-Restaurants [0.2%]
   McDonald's, MTN
      5.000%, 02/01/19                                        90             100
                                                                   =============

                                                        Face
Description                                         Amount (000)    Value (000)
-----------                                        -------------   -------------
   Short-Term Business Credit [0.1%]
   CIT Group Funding of Delaware
      10.250%, 05/01/13                            $           5   $           5
      10.250%, 05/01/14                                        8               7
      10.250%, 05/01/15                                        8               8
      10.250%, 05/01/16                                       13              13
      10.250%, 05/01/17                                       18              18
                                                                   -------------
   Total Short-Term Business Credit                                           51
                                                                   =============
   Telephones & Telecommunications [3.0%]
   AT&T
      5.600%, 05/15/18                                       310             345
   British Telecommunications
      9.625%, 06/15/10(C)                                    100             122
      9.125%, 06/15/10(C)                                     60              62
   Deutsche Telekom International Finance
      8.250%, 06/15/30                                        75              97
   Deutsche Telekom International Finance BV
      6.000%, 07/08/19                                        50              55
   France Telecom
      7.750%, 03/01/11                                        50              52
   GTE
      6.840%, 04/15/18                                       100             113
   New Cingular Wireless Services
      8.750%, 03/01/31                                        75             103
   Sprint Capital
      6.900%, 05/01/19                                        75              68
   Telecom Italia Capital
      7.200%, 07/18/36                                        75              73
   Telefonica Emisiones
      6.421%, 06/20/16                                        75              82
   Verizon Pennsylvania
      5.650%, 11/15/11                                       200             210
                                                                   -------------
   Total Telephones & Telecommunications                                   1,382
                                                                   =============
   Transportation Services [0.9%]
   FedEx
      9.650%, 06/15/12                                       125             142
   United Parcel Service
      3.875%, 04/01/14                                       245             264
                                                                   -------------
   Total Transportation Services                                             406
                                                                   =============
      Total Corporate Bonds
         (Cost $21,997)                                                   23,040
                                                                   =============
U.S. Government Mortgage-Backed Obligations
   [14.7%]
   FHLB, Cl H, Pool FHLB 00-0582 H
      4.750%, 10/25/10                                       142             146
   FHLMC, Pool 1B2677
      4.104%, 01/01/35(B)                                     17              17
   FHLMC, Pool 1B2683
      3.142%, 01/01/35(B)                                     11              11


                           CNI CHARTER FUNDS | PAGE 3
schedule of investments
JUNE 30, 2010 (UNAUDITED)

Full Maturity Fixed Income Fund

                                                        Face
Description                                         Amount (000)    Value (000)
-----------                                        -------------   -------------
   FHLMC, Pool 1B2692
      3.002%, 12/01/34(B)                          $          33   $          34
   FHLMC, Pool C20300
      6.500%, 01/01/29                                         8               9
   FHLMC, Pool E01280
      5.000%, 12/01/17                                        28              30
   FHLMC, Pool G04222
      5.500%, 04/01/38                                       183             196
   FHLMC, Pool G08003
      6.000%, 07/01/34                                        89              98
   FHLMC, Pool G11431
      6.000%, 02/01/18                                        18              20
   FHLMC, Pool G11911
      5.000%, 02/01/21                                       207             222
   FHLMC, Pool G13767
      4.000%, 03/01/25                                       517             538
   FHLMC, Pool G18124
      6.000%, 06/01/21                                        59              64
   FHLMC, Ser 2730, Cl PD
      5.000%, 05/15/21                                       150             157
   FHLMC, Ser 3122, Cl VA
      6.000%, 01/15/17                                       102             108
   FHLMC, Ser 3132, Cl MA
      5.500%, 12/15/23                                        59              60
   FHLMC Gold, Pool G11880
      5.000%, 12/01/20                                        85              91
   FHLMC REMIC, Ser 2804, Cl VC
      5.000%, 07/15/21                                       148             164
   FHLMC REMIC, Ser R003, Cl VA
      5.500%, 08/15/16                                       127             137
   FHLMC REMIC, Ser R009, Cl AJ
      5.750%, 12/15/18                                        60              62
   FHLMC REMIC, Ser R010, Cl VA
      5.500%, 04/15/17                                       109             118
   FHLMC REMIC, Ser R010, Cl AB
      5.500%, 12/15/19                                       166             174
   FNMA
      2.875%, 12/11/13                                       510             535
   FNMA, Pool 252570
      6.500%, 07/01/29                                        19              21
   FNMA, Pool 253183
      7.500%, 04/01/30                                         2               2
   FNMA, Pool 253398
      8.000%, 08/01/30                                         6               7
   FNMA, Pool 254510
      5.000%, 11/01/17                                        37              39
   FNMA, Pool 254545
      5.000%, 12/01/17                                        73              79
   FNMA, Pool 254685
      5.000%, 04/01/18                                        58              62
   FNMA, Pool 254949
      5.000%, 11/01/33                                        61              65

                                                        Face
Description                                         Amount (000)    Value (000)
-----------                                        -------------   -------------
   FNMA, Pool 255814
      5.500%, 08/01/35                             $         151   $         163
   FNMA, Pool 303168
      9.500%, 02/01/25                                         5               5
   FNMA, Pool 725424
      5.500%, 04/01/34                                       122             131
   FNMA, Pool 735060
      6.000%, 11/01/34                                        65              72
   FNMA, Pool 735228
      5.500%, 02/01/35                                        62              67
   FNMA, Pool 735230
      5.500%, 02/01/35                                       145             156
   FNMA, Pool 735925
      5.000%, 10/01/35                                       171             182
   FNMA, Pool 745275
      5.000%, 02/01/36                                       744             790
   FNMA, Pool 745418
      5.500%, 04/01/36                                       883             951
   FNMA, Pool 827223
      4.787%, 04/01/35(B)                                    125             130
   FNMA, Pool 844809
      5.000%, 11/01/35                                       551             585
   FNMA, Pool AD0454
      5.000%, 11/01/21                                       171             184
   FNMA, Ser 136, Cl PK
      6.000%, 08/25/22                                        20              21
   FNMA, Ser 33, Cl LD
      4.250%, 09/25/22                                       108             112
   FNMA, Ser W6, Cl 1A6
      5.500%, 07/25/34                                        59              62
   FNMA REMIC, Ser B2, Cl AB
      5.500%, 05/25/14                                        61              63
   GNMA, Pool 479168
      8.000%, 02/15/30                                         8               9
   GNMA, Pool 780315
      9.500%, 12/15/17                                        10              11
                                                                   -------------
      Total U.S. Government Mortgage-Backed
         Obligations
         (Cost $6,637)                                                     6,960
                                                                   =============
U.S. Treasury Obligations [14.1%]
   U.S. Treasury Bonds
      6.250%, 08/15/23                                     1,800           2,333
      5.250%, 11/15/28                                       875           1,053
   U.S. Treasury Notes
      4.750%, 05/15/14                                       780             880
      4.250%, 08/15/13                                       550             604
      4.250%, 11/15/17                                       460             517
      3.625%, 02/15/20                                       470             497
      2.750%, 02/15/19                                       275             274
      2.625%, 04/30/16                                       425             437
      2.375%, 03/31/16                                       125             127
                                                                   -------------
         Total U.S. Treasury Obligations
            (Cost $6,391)                                                  6,722
                                                                   =============


                           CNI CHARTER FUNDS | PAGE 4
schedule of investments
JUNE 30, 2010 (UNAUDITED)

Full Maturity Fixed Income Fund

                                                        Face
Description                                         Amount (000)    Value (000)
-----------                                        -------------   -------------
U.S. Government Agency Obligations [8.5%]
   FHLB
      4.500%, 11/15/12                             $         850   $         921
   FHLMC
      2.500%, 01/07/14                                       800             830
   FNMA
      4.625%, 10/15/13                                       995           1,100
      4.625%, 10/15/14                                       165             184
      4.375%, 09/15/12                                       930           1,001
                                                                   -------------
         Total U.S. Government Agency Obligations
            (Cost $3,904)                                                  4,036
                                                                   =============
Mortgage-Backed Securities [3.0%]
   Banc of America Alternative
      Loan Trust, Ser 2004-2,
      Cl 5A1
      5.500%, 03/25/19                                        82              81
   Banc of America Alternative
      Loan Trust, Ser 2005-4,
      Cl CB11
      5.500%, 05/25/35                                        45              44
   Banc of America Alternative
      Loan Trust, Ser 2005-6,
      Cl 7A1
      5.500%, 07/25/20                                        65              61
   Banc of America Alternative
      Loan Trust, Ser 2005-9,
      Cl 1CB3
      5.500%, 10/25/35                                        82              75
   Banc of America Alternative
      Loan Trust, Ser 2006-2,
      Cl 6A1
      5.500%, 03/25/21                                        97              85
   Chase Mortgage Finance,
      Ser 2003-S13, Cl A11
      5.500%, 11/25/33                                        70              71
   Citigroup Mortgage Loan Trust,
      Ser 2005-9, Cl 2A2
      5.500%, 11/25/35                                        64              61
   First Horizon Alternative
      Mortgage Securities,
      Ser 2006-FA8, Cl 2A1
      5.750%, 02/25/37                                        90              56
   JP Morgan Mortgage Trust,
      Ser 2007-A2, Cl 2A3
      5.732%, 04/25/37(B)                                    300             237
   JPMorgan Alternative Loan
      Trust, Ser 2006-S3, Cl A3A
      6.000%, 08/25/36                                       200             135
   JPMorgan Mortgage Trust,
      Ser 2006-A7, Cl 2A2
      5.757%, 01/25/37(B)                                     80              68
   JPMorgan Mortgage Trust,
      Ser 2006-A7, Cl 2A4R
      5.500%, 01/25/37(B)                                    300             226
   Residential Accredit Loans,
      Ser 2004-QS5, Cl A5
      4.750%, 04/25/34                                        29              28

                                                        Face
Description                                         Amount (000)    Value (000)
-----------                                        -------------   -------------
   Residential Accredit Loans,
      Ser 2004-QS6, Cl A1
      5.000%, 05/25/19                             $          51   $          52
   WaMu Mortgage Pass Through
      Certificates, Ser 2004-CB2,
      Cl 5A
      5.000%, 07/25/19                                       137             141
                                                                   -------------
         Total Mortgage-Backed Securities
            (Cost $1,639)                                                  1,421
                                                                   =============
Commercial Mortgage-Backed Obligations [2.9%]
   Bear Stearns Commercial
      Mortgage Security, Ser 2007-
      PW16, Cl AM
      5.717%, 06/11/40(B)                                    300             237
   Citigroup, Ser 2005-CD1, Cl A4
      5.223%, 07/15/44(B)                                    200             214
   Citigroup, Ser 2007-CD4,
      Cl A2B
      5.205%, 12/11/49                                       150             154
   Commercial Mortgage,
      Ser 2005-C5, Cl A5A
      5.116%, 06/10/44(B)                                    200             210
   GMAC Mortgage Corporation
      Loan Trust, Ser 2004-J4,
      Cl A2
      5.500%, 09/25/34                                        72              72
   JPMorgan Chase, Ser 2006-
      CB17, Cl ASB
      5.415%, 12/12/43                                       200             216
   Wachovia Bank Commercial
      Mortgage Trust
      5.445%, 12/15/44(B)                                    250             267
                                                                   -------------
         Total Commercial Mortgage-Backed
            Obligations
            (Cost $1,400)                                                  1,370
                                                                   =============
Asset-Backed Securities [2.0%]
   Bayview Financial Acquisition
      Trust, Ser 2007-A, Cl 1A2
      6.205%, 05/28/37                                       200             200
   Cityscape Home Equity Loan
      Trust, Ser 1997-C, Cl A4
      7.000%, 07/25/28 (C)                                     5               5
   Contimortgage Home Equity
      Loan Trust, Ser 1997-2,
      Cl A9
      7.090%, 04/15/28                                         1               1
   Countrywide Asset-Backed
      Certificates, Ser 2006-13,
      Cl 1AF2
      5.884%, 01/25/37                                       179             168
   General Electric Capital, MTN
      6.000%, 08/07/19                                       125             135
   GMAC Mortgage Corporation
      Loan Trust, Ser 2004-GH1,
      Cl A6
      4.810%, 07/25/35(B)                                    113             106


                           CNI CHARTER FUNDS | PAGE 5
schedule of investments
JUNE 30, 2010 (UNAUDITED)

Full Maturity Fixed Income Fund

                                                    Face Amount
Description                                         (000)/Shares    Value (000)
-----------                                        -------------   -------------
   Green Tree Financial, Ser 1997-
      7, Cl A6
      6.760%, 07/15/29                             $          76   $          80
   GSAA Home Equity Trust,
      Ser 2005-1, Cl AF2
      4.316%, 11/25/34(B)                                     40              38
   RAAC, Ser 2004-SP1, Cl AI4
      5.285%, 08/25/27(B)                                    102              91
   Residential Asset Mortgage
      Products, Ser 2002-RS3,
      Cl AI5
      5.572%, 06/25/32(B)                                     51              40
   Residential Asset Securities,
      Ser 2003-KS5, Cl AI6
      3.620%, 07/25/33(B)                                    130             108
                                                                   -------------
      Total Asset-Backed Securities
         (Cost $1,025)                                                       972
                                                                   =============
Foreign Bonds [0.4%]
   National Bank of Hungary
      8.875%, 11/01/13                                        75              78
   United Mexican States, MTN
      5.125%, 01/15/20                                       100             104
                                                                   -------------
      Total Foreign Bonds
         (Cost $177)                                                         182
                                                                   =============
Cash Equivalent [5.1%]
   AIM STIT-Treasury Portfolio,
      0.040% +                                         2,406,433           2,406
                                                                   -------------
      Total Cash Equivalent
         (Cost $2,406)                                                     2,406
                                                                   =============
      Total Investments [99.2%]
         (Cost $45,576)*                                           $      47,109
                                                                   =============

PERCENTAGES ARE BASED ON NET ASSETS OF $47,487,179.

+    THE RATE REPORTED IS THE 7-DAY CURRENT YIELD AS OF JUNE 30, 2010.

(A) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. ON JUNE 30, 2010, THE VALUE OF THESE SECURITIES AMOUNTED TO $288 (000), REPRESENTING 0.6% OF THE NET ASSETS OF THE FUND.

(B) FLOATING RATE SECURITY -- THE RATE REFLECTED IS THE RATE IN EFFECT ON JUNE 30, 2010.

(C) STEP BOND -- THE RATE REFLECTED IS THE RATE IN EFFECT ON JUNE 30, 2010. THE COUPON ON A STEP BOND CHANGES ON A SPECIFIC DATE.

*    AT JUNE 30, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $45,576
     (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,961 (000) AND $428 (000), RESPECTIVELY.

CL    -- CLASS
FHLB  -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA  -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA  -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN   -- MEDIUM TERM NOTE
NA    -- NATIONAL ASSOCIATION
REIT  -- REAL ESTATE INVESTMENT TRUST
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER   -- SERIES

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF JUNE 30, 2010 IN VALUING THE FUND'S INVESTMENTS CARRIED AT VALUE ($ THOUSANDS) IN ACCORDANCE WITH ASC 820:

                                    LEVEL 1   LEVEL 2   LEVEL 3    TOTAL
                                    -------   -------   -------   -------
INVESTMENTS IN SECURITIES
   CORPORATE BONDS                   $   --   $23,040     $--     $23,040
   U.S. GOVERNMENT
      MORTGAGE-BACKED OBLIGATIONS        --     6,960      --       6,960
   U.S. TREASURY OBLIGATIONS             --     6,722      --       6,722
   U.S. GOVERNMENT
      AGENCY OBLIGATIONS                 --     4,036      --       4,036
   MORTGAGE-BACKED SECURITIES            --     1,421      --       1,421
   COMMERCIAL MORTGAGE-
      BACKED OBLIGATIONS                 --     1,370      --       1,370
   ASSET-BACKED SECURITIES               --       972      --         972
   FOREIGN BONDS                         --       182      --         182
   CASH EQUIVALENT                    2,406                --       2,406
                                     ------   -------     ---     -------
TOTAL INVESTMENTS IN SECURITIES      $2,406   $44,703     $--     $47,109
                                     ======   =======     ===     =======

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 6
schedule of investments
JUNE 30, 2010 (UNAUDITED)

Limited Maturity Fixed Income Fund

                                                        Face
Description                                         Amount (000)    Value (000)
-----------                                        -------------   -------------
Corporate Bonds [42.3%]
   Aerospace & Defense [1.7%]
   Boeing
      5.000%, 03/15/14                             $         625   $         695
                                                                   =============
   Banks [8.5%]
   ANZ National International
      6.200%, 07/19/13                                       625             693
   Bank of America
      4.875%, 01/15/13                                       150             157
      4.375%, 12/01/10                                        60              61
   Bank of New York Mellon, MTN
      5.000%, 03/23/12                                       150             158
   Barclays Bank, MTN
      4.500%, 03/10/17(A)                                    600             567
   Citibank
      1.500%, 07/12/11                                       300             303
   JPMorgan Chase, MTN
      5.600%, 06/01/11                                       150             156
   U.S. Central Federal Credit Union
      1.250%, 10/19/11                                       600             605
   Wachovia, MTN
      5.500%, 05/01/13                                       625             679
   Wells Fargo
      5.300%, 08/26/11                                       150             156
                                                                   -------------
   Total Banks                                                             3,535
                                                                   =============
   Computer System Design & Services [3.7%]
   Hewlett-Packard
      6.125%, 03/01/14                                       625             718
      4.250%, 02/24/12                                       150             158
      2.950%, 08/15/12                                       120             124
   IBM
      4.950%, 03/22/11                                       190             195
      4.750%, 11/29/12                                       165             179
      2.100%, 05/06/13                                       140             143
                                                                   -------------
   Total Computer System Design & Services                                 1,517
                                                                   =============
   Drugs [0.8%]
   Abbott Laboratories
      5.600%, 05/15/11                                       145             151
   Pfizer
      4.450%, 03/15/12                                       170             179
                                                                   -------------
   Total Drugs                                                               330
                                                                   =============
   Financial Services [10.5%]
   Boeing Capital
      6.500%, 02/15/12                                       150             163
      6.100%, 03/01/11                                       250             258
   Caterpillar Financial Services, MTN
      5.750%, 02/15/12                                       150             161
      5.050%, 12/01/10                                       200             203

                                                        Face
Description                                         Amount (000)    Value (000)
-----------                                        -------------   -------------
   CME Group
      5.400%, 08/01/13                             $         625   $         689
   Countrywide Financial, MTN
      5.800%, 06/07/12                                       625             657
   General Electric Capital, MTN
      4.875%, 10/21/10                                       150             152
      2.000%, 09/28/12                                       535             548
   General Electric Capital, Ser A, MTN
      6.000%, 06/15/12                                       625             673
   HSBC Finance
      5.500%, 01/19/16                                       600             642
   John Deere Capital, MTN
      5.250%, 10/01/12                                       150             163
                                                                   -------------
   Total Financial Services                                                4,309
                                                                   =============
   Food, Beverage & Tobacco [1.7%]
   Campbell Soup
      6.750%, 02/15/11                                       150             155
   Coca-Cola
      5.750%, 03/15/11                                       145             150
   Coca-Cola Enterprises
      3.750%, 03/01/12                                       170             178
   PepsiCo
      5.150%, 05/15/12                                        60              64
   Unilever Capital
      7.125%, 11/01/10                                       150             153
                                                                   -------------
   Total Food, Beverage & Tobacco                                            700
                                                                   =============
   Foreign Governments [0.8%]
   Province of Ontario Canada
      4.100%, 06/16/14                                       180             194
      1.875%, 11/19/12                                       125             126
                                                                   -------------
   Total Foreign Governments                                                 320
                                                                   =============
   Investment Banker/Broker Dealer [11.5%]
   Bear Stearns, MTN
      6.950%, 08/10/12                                       625             686
   Citigroup
      5.100%, 09/29/11                                       625             643
   Citigroup Funding
      2.250%, 12/10/12                                     1,000           1,029
   Credit Suisse First Boston
      6.125%, 11/15/11                                       785             834
   Goldman Sachs Group
      6.600%, 01/15/12                                       115             122
   Goldman Sachs Group, MTN
      3.625%, 08/01/12                                       625             637
   Morgan Stanley
      6.600%, 04/01/12                                       150             159
   Morgan Stanley, MTN
      5.625%, 01/09/12                                       600             624
                                                                   -------------
   Total Investment Banker/Broker Dealer                                   4,734
                                                                   =============


                           CNI CHARTER FUNDS | PAGE 1
schedule of investments
JUNE 30, 2010 (UNAUDITED)

Limited Maturity Fixed Income Fund

                                                        Face
Description                                         Amount (000)    Value (000)
-----------                                        -------------   -------------
   Multi-Media [0.4%]
   Walt Disney, MTN
      5.700%, 07/15/11                             $         150   $         158
                                                                   =============
   Oil, Gas & Consumable Fuels [1.4%]
   Shell International Finance BV
      1.875%, 03/25/13                                       600             605
                                                                   =============
   Retail [0.5%]
   Wal-Mart Stores
      5.000%, 04/05/12                                       170             182
                                                                   =============
   Telephones & Telecommunications [0.4%]
   AT&T
      7.300%, 11/15/11                                       150             162
                                                                   =============
   Transport-Rail [0.4%]
   Canadian National Railway
      6.375%, 10/15/11                                       175             187
                                                                   =============
         Total Corporate Bonds
            (Cost $17,034)                                                17,434
                                                                   =============
U.S. Government Agency Obligations [26.4%]
   FHLB
      5.750%, 05/15/12                                     1,000           1,093
      5.375%, 08/19/11                                     1,000           1,053
      3.000%, 10/15/10                                       925             926
   FHLMC
      6.000%, 06/15/11                                       600             632
      4.750%, 03/05/12                                     1,000           1,069
      2.125%, 09/21/12                                     1,000           1,028
   FNMA
      6.000%, 05/15/11                                     1,000           1,049
      5.375%, 11/15/11                                     1,000           1,066
      5.250%, 08/01/12                                     1,000           1,079
      3.000%, 07/28/14                                       925             943
      2.900%, 04/07/14                                       925             941
                                                                   -------------
         Total U.S. Government Agency Obligations
            (Cost $10,735)                                                10,879
                                                                   =============
U.S. Treasury Obligations [14.6%]
   U.S. Treasury Notes
      4.250%, 08/15/15                                     3,000           3,355
      4.125%, 08/31/12                                       575             618
      2.375%, 09/30/14                                     1,000           1,033
      1.750%, 11/15/11                                     1,000           1,018
                                                                   -------------
         Total U.S. Treasury Obligations
            (Cost $5,881)                                                  6,024
                                                                   =============
U.S. Government Mortgage-Backed Obligations [6.4%]
   FHLMC, Pool G12806
      5.500%, 09/01/22                                       253             274
   FHLMC, Pool G18247
      5.000%, 04/01/23                                       190             203
   FHLMC, Pool G18251
      5.000%, 05/01/23                                       291             310
   FHLMC, Pool G18321
      4.500%, 08/01/24                                       151             159

                                                    Face Amount
Description                                         (000)/Shares    Value (000)
-----------                                        -------------   -------------
   FHLMC, Pool J04241
      5.500%, 01/01/22                             $         162   $         175
   FHLMC, Pool J04459
      5.000%, 03/01/22                                       132             141
   FHLMC, Pool J04508
      5.000%, 03/01/22                                       121             130
   FHLMC, Pool J07575
      5.000%, 04/01/23                                       185             197
   FNMA, Pool 541946
      7.500%, 07/01/30                                        --               1
   FNMA, Pool 837196
      5.500%, 02/01/21                                       363             393
   FNMA, Pool 933915
      4.500%, 06/01/23                                       341             361
   FNMA, Pool 961783
      4.500%, 02/01/23                                       288             304
                                                                   -------------
         Total U.S. Government Mortgage-Backed
         Obligations
            (Cost $2,480)                                                  2,648
                                                                   =============
Asset-Backed Securities [1.1%]
   BMW Vehicle Lease Trust, Cl A3
      2.910%, 03/15/12                                       160             162
   Mercedes-Benz Auto Receivables Trust, Cl A4
      2.430%, 03/15/16                                       165             169
   USAA Auto Owner Trust, Cl A4
      2.530%, 07/15/15                                       135             139
                                                                   -------------
         Total Asset-Backed Securities
            (Cost $460)                                                      470
                                                                   =============
Cash Equivalent [2.6%]
   AIM STIT-Treasury Portfolio, 0.040% +               1,072,440           1,072
                                                                   -------------
         Total Cash Equivalent
            (Cost $1,072)                                                  1,072
                                                                   =============
Repurchase Agreement [5.8%]
   Barclays 0.050%, dated 06/30/10, to be
      repurchased on 07/01/10, repurchase price
      $2,400,033 (collateralized by a U.S.
      Treasury obligation, par value $1,927,670,
      2.500%, 06/30/17, with a total market
      value of $1,934,899)                         $       2,400           2,400
                                                                   -------------
         Total Repurchase Agreement
            (Cost $2,400)                                                  2,400
                                                                   =============
         Total Investments [99.2%]
            (Cost $40,062)*                                        $      40,927
                                                                   =============

PERCENTAGES ARE BASED ON NET ASSETS OF $41,261,149.


                           CNI CHARTER FUNDS | PAGE 2
schedule of investments
JUNE 30, 2010 (UNAUDITED)

Limited Maturity Fixed Income Fund

+    THE RATE REPORTED IS THE 7-DAY CURRENT YIELD AS OF JUNE 30, 2010.

(A) FLOATING RATE SECURITY -- THE RATE REFLECTED IS THE RATE IN EFFECT ON JUNE 30, 2010.

*    AT JUNE 30, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $40,062
     (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $908 (000) AND $43 (000), RESPECTIVELY.

CL -- CLASS
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
SER -- SERIES

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF JUNE 30, 2010 IN VALUING THE FUND'S INVESTMENTS CARRIED AT VALUE ($ THOUSANDS):

                                                 LEVEL 1   LEVEL 2   LEVEL 3    TOTAL
                                                 -------   -------   -------   -------
INVESTMENTS IN SECURITIES
   CORPORATE BONDS                               $    --   $17,434     $--     $17,434
   U.S. GOVERNMENT AGENCY OBLIGATIONS                 --    10,879      --      10,879
   U.S. TREASURY OBLIGATIONS                          --     6,024      --       6,024
   U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS        --     2,648      --       2,648
   ASSET-BACKED SECURITIES                            --       470      --         470
   CASH EQUIVALENT                                 1,072        --      --       1,072
   REPURCHASE AGREEMENT                               --     2,400      --       2,400
                                                 -------   -------     ---     -------
TOTAL INVESTMENTS IN SECURITIES                  $ 1,072   $39,855     $--     $40,927
                                                 =======   =======     ===     =======

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 3
schedule of investments
JUNE 30, 2010 (UNAUDITED)

Diversified Equity Fund

Description                                         Shares         Value (000)
-----------                                    ---------------   ---------------
Common Stock [96.9%]
   Aerospace & Defense [1.3%]
   Lockheed Martin                                       2,674   $           199
   Raytheon                                              9,378               454
   United Technologies                                   2,480               161
                                                                 ---------------
   Total Aerospace & Defense                                                 814
                                                                 ===============
   Airlines [0.3%]
   Delta Air Lines *                                    15,420               181
                                                                 ===============
   Apparel/Textiles [0.4%]
   Coach                                                 5,980               219
                                                                 ===============
   Automotive [1.1%]
   AutoZone *                                              645               124
   Ford Motor *                                         16,432               166
   Johnson Controls                                      8,039               216
   Lear *                                                2,900               192
                                                                 ---------------
   Total Automotive                                                          698
                                                                 ===============
   Banks [4.2%]
   Bank of America                                       5,953                86
   Bank of New York Mellon                               6,325               156
   Fifth Third Bancorp                                   3,891                48
   KeyCorp                                              30,150               232
   M&T Bank                                              2,700               229
   PNC Financial Services Group                          1,666                94
   State Street                                          2,561                87
   US Bancorp                                           32,775               732
   Wells Fargo                                          38,083               975
                                                                 ---------------
   Total Banks                                                             2,639
                                                                 ===============
   Beauty Products [0.4%]
   Procter & Gamble                                      4,272               256
                                                                 ===============
   Biomedical Research & Products [0.3%]
   Celgene *                                             3,715               189
                                                                 ===============
   Biotechnology [0.6%]
   Alexion Pharmaceuticals *                             4,140               212
   Amgen *                                               1,678                88
   Gilead Sciences *                                     1,464                50
                                                                 ---------------
   Total Biotechnology                                                       350
                                                                 ===============
   Broadcasting & Cable [2.3%]
   Cisco Systems *                                      51,990             1,108
   F5 Networks *                                         3,600               247
   Harris                                                1,639                68
                                                                 ---------------
   Total Broadcasting & Cable                                              1,423
                                                                 ===============
   Business Services [1.0%]
   Computer Sciences                                     2,461               111
   eBay *                                                7,433               146
   Fidelity National Information Services                9,670               259

Description                                         Shares         Value (000)
-----------                                    ---------------   ---------------
   Xerox                                                10,992   $            89
                                                                 ---------------
   Total Business Services                                                   605
                                                                 ===============
   Chemicals [1.4%]
   Dow Chemical                                         12,100               287
   Eastman Chemical                                      4,270               228
   International Flavors & Fragrances                    1,692                72
   Potash Corp of Saskatchewan                           3,500               302
                                                                 ---------------
   Total Chemicals                                                           889
                                                                 ===============
   Commercial Banks [0.6%]
   BB&T                                                 14,400               379
                                                                 ===============
   Communication & Media [1.2%]
   Comcast, Cl A                                        12,800               222
   Time Warner                                           8,366               242
   Time Warner Cable, Cl A                               2,601               135
   Viacom, Cl B                                          4,956               156
                                                                 ---------------
   Total Communication & Media                                               755
                                                                 ===============
   Computer Software [2.7%]
   Compuware *                                           8,562                68
   Microsoft                                            19,843               457
   Oracle                                               19,389               416
   Symantec *                                           53,956               749
                                                                 ---------------
   Total Computer Software                                                 1,690
                                                                 ===============
   Computer System Design & Services [5.0%]
   Apple *                                               5,254             1,321
   Dell *                                               25,129               303
   Hewlett-Packard                                      11,972               518
   IBM                                                   6,639               820
   Lexmark International, Cl A *                         2,053                68
   Western Digital *                                     2,123                64
                                                                 ---------------
   Total Computer System Design & Services                                 3,094
                                                                 ===============
   Computers & Peripherals [0.6%]
   EMC *                                                21,125               387
                                                                 ===============
   Construction & Engineering [0.6%]
   Aecom Technology *                                    8,975               207
   Quanta Services *                                     7,650               158
                                                                 ---------------
   Total Construction & Engineering                                          365
                                                                 ===============
   Consumer Products & Services [1.1%]
   Clorox                                                4,475               278
   Colgate-Palmolive                                     1,250                98
   Kimberly-Clark                                        2,120               129
   Mattel                                               10,118               214
                                                                 ---------------
   Total Consumer Products & Services                                        719
                                                                 ===============
   Containers & Packaging [0.4%]
   Crown Holdings *                                      8,600               215
                                                                 ===============


                           CNI CHARTER FUNDS | PAGE 1
schedule of investments
JUNE 30, 2010 (UNAUDITED)

Diversified Equity Fund

Description                                         Shares         Value (000)
-----------                                    ---------------   ---------------
   Diversified Manufacturing [2.1%]
   3M                                                    6,568   $           519
   General Electric                                     38,914               561
   Parker Hannifin                                       4,750               263
                                                                 ---------------
   Total Diversified Manufacturing                                         1,343
                                                                 ===============
   Diversified Metals & Mining [1.3%]
   Cliffs Natural Resources                              2,400               114
   Freeport-McMoRan Copper & Gold, Cl B                  2,285               135
   Goldcorp                                              7,870               345
   Newmont Mining                                        3,370               208
                                                                 ---------------
   Total Diversified Metals & Mining                                         802
                                                                 ===============
   Drugs [3.1%]
   Abbott Laboratories                                   5,511               258
   Allergan                                              5,670               330
   Bristol-Myers Squibb                                  5,500               137
   Eli Lilly                                             6,670               223
   Furiex Pharmaceuticals *                                800                 8
   Johnson & Johnson                                     5,108               302
   Merck                                                 5,283               185
   Mylan *                                              17,900               305
   Pfizer                                                6,720                96
   Teva Pharmaceutical Industries                        1,550                81
                                                                 ---------------
   Total Drugs                                                             1,925
                                                                 ===============
   Electrical Equipment [0.6%]
   Baldor Electric                                      10,000               361
                                                                 ===============
   Electrical Services [0.6%]
   Allegheny Energy                                      4,792                99
   American Electric Power                               1,475                48
   DTE Energy                                            1,600                73
   Exelon                                                2,500                95
   Public Service Enterprise Group                       1,123                35
                                                                 ---------------
   Total Electrical Services                                                 350
                                                                 ===============
   Electronic Equipment [0.1%]
   Jabil Circuit                                         4,983                66
                                                                 ===============
   Energy [0.1%]
   Edison International                                  1,789                57
                                                                 ===============
   Entertainment [1.9%]
   Carnival                                              4,042               122
   Las Vegas Sands *                                    15,790               350
   Starbucks                                            14,110               343
   Starwood Hotels & Resorts Worldwide                   4,850               201
   Wendy's, Cl A                                        47,500               190
                                                                 ---------------
   Total Entertainment                                                     1,206
                                                                 ===============
   Financial Services [3.5%]
   American Express                                     20,849               828
   Capital One Financial                                 8,253               333

Description                                         Shares         Value (000)
-----------                                    ---------------   ---------------
   Citigroup *                                          24,701   $            93
   Hudson City Bancorp                                   7,779                95
   IntercontinentalExchange *                            5,050               571
   Nasdaq Stock Market *                                14,200               252
                                                                 ---------------
   Total Financial Services                                                2,172
                                                                 ===============
   Food, Beverage & Tobacco [4.7%]
   Coca-Cola                                             5,302               266
   ConAgra Foods                                        15,646               365
   Del Monte Foods                                      17,600               253
   General Mills                                        11,858               421
   Kraft Foods, Cl A                                     7,720               216
   Molson Coors Brewing, Cl B                            2,668               113
   PepsiCo                                              20,739             1,264
                                                                 ---------------
   Total Food, Beverage & Tobacco                                          2,898
                                                                 ===============
   Gas/Natural Gas [0.9%]
   Nicor                                                 2,179                88
   Questar                                              10,987               500
                                                                 ---------------
   Total Gas/Natural Gas                                                     588
                                                                 ===============
   Health Care Technology [0.2%]
   Cerner *                                              1,520               115
                                                                 ===============
   Healthcare Products & Services [3.0%]
   Cardinal Health                                       4,157               140
   Express Scripts, Cl A *                               7,600               357
   McKesson                                             11,696               786
   Medtronic                                             7,650               277
   Pharmaceutical Product Development                    9,600               244
   Waters *                                              1,213                79
                                                                 ---------------
   Total Healthcare Products & Services                                    1,883
                                                                 ===============
   Household Furniture & Fixtures [1.0%]
   Pulte Group *                                        37,140               307
   Whirlpool                                             3,608               317
                                                                 ---------------
   Total Household Furniture & Fixtures                                      624
                                                                 ===============
   Independent Power Producers & Energy
      Trader [0.1%]
   Constellation Energy Group                            2,265                73
                                                                 ===============
   Insurance [5.1%]
   Berkshire Hathaway, Cl B *                            4,007               319
   Chubb                                                 6,300               315
   Cincinnati Financial                                  3,808                99
   DaVita *                                              3,390               212
   HCC Insurance Holdings                               16,800               416
   Laboratory Corp of America Holdings *                 4,000               301
   Marsh & McLennan                                      8,700               196
   Prudential Financial                                 12,621               677
   Travelers                                             1,500                74
   Universal Health Services, Cl B                       5,080               194


                           CNI CHARTER FUNDS | PAGE 2
schedule of investments
JUNE 30, 2010 (UNAUDITED)

Diversified Equity Fund

Description                                         Shares         Value (000)
-----------                                    ---------------   ---------------
   Unum Group                                           18,300   $           397
                                                                 ---------------
   Total Insurance                                                         3,200
                                                                 ===============
   Investment Banker/Broker Dealer [2.5%]
   Goldman Sachs Group                                   1,119               147
   JPMorgan Chase                                       22,942               840
   Morgan Stanley                                       10,125               235
   T Rowe Price Group                                    8,130               361
                                                                 ---------------
   Total Investment Banker/Broker Dealer                                   1,583
                                                                 ===============
   Machinery [2.3%]
   AGCO *                                                9,600               259
   Caterpillar                                           6,560               394
   Cummins                                               6,310               411
   Deere                                                 4,830               269
   Eaton                                                 1,876               123
                                                                 ---------------
   Total Machinery                                                         1,456
                                                                 ===============
   Manufacturing [0.8%]
   Tyco International                                   13,450               474
                                                                 ===============
   Medical Products & Services [4.4%]
   Becton Dickinson                                      2,907               196
   CareFusion *                                         14,742               335
   Covidien                                              6,250               251
   Genzyme-General Division *                            1,000                51
   Hospira *                                             4,490               258
   Intuitive Surgical *                                  1,130               357
   Patterson                                             9,100               259
   Quest Diagnostics                                     8,000               398
   Sirona Dental Systems *                               4,960               173
   Stryker                                               5,275               264
   WellPoint *                                           3,597               176
                                                                 ---------------
   Total Medical Products & Services                                       2,718
                                                                 ===============
   Metals & Mining [0.5%]
   Barrick Gold                                          7,475               339
                                                                 ===============
   Office Furniture & Fixtures [1.1%]
   Salesforce.com *                                      4,050               348
   Synopsys *                                            6,300               131
   VMware, Cl A *                                        3,040               190
                                                                 ---------------
   Total Office Furniture & Fixtures                                         669
                                                                 ===============
   Paper & Related Products [0.5%]
   Sealed Air                                           16,934               334
                                                                 ===============
   Petroleum & Fuel Products [11.9%]
   Alpha Natural Resources *                             5,790               196
   Anadarko Petroleum                                    6,075               219
   Chesapeake Energy                                       675                14
   ChevronTexaco                                         7,930               538
   Cimarex Energy                                        2,880               206
   Concho Resources *                                    3,710               205
   ConocoPhillips                                       15,050               739
   Continental Resources *                               4,240               189
   Enbridge                                              6,870               320

Description                                         Shares         Value (000)
-----------                                    ---------------   ---------------
   Exterran Holdings *                                  14,700   $           379
   Exxon Mobil                                           8,516               486
   Marathon Oil                                          5,000               156
   Murphy Oil                                            1,564                78
   Newfield Exploration *                                5,900               288
   Occidental Petroleum                                  9,390               724
   Patterson-UTI Energy                                 22,000               283
   Peabody Energy                                        3,000               117
   Rowan *                                               3,475                76
   Royal Dutch Shell, Cl B                               7,375               356
   Southwestern Energy *                                19,940               771
   Spectra Energy                                       10,700               215
   Unit *                                                9,400               382
   Valero Energy                                         7,200               130
   Williams                                             20,081               367
                                                                 ---------------
   Total Petroleum & Fuel Products                                         7,434
                                                                 ===============
   Printing & Publishing [0.2%]
   Pitney Bowes                                          4,931               108
                                                                 ===============
   Railroads [0.2%]
   CSX                                                   2,565               127
                                                                 ===============
   Real Estate Investment Trust [1.5%]
   Apartment Investment & Management, Cl A               1,400                27
   Digital Realty Trust                                  4,420               255
   Host Hotels & Resorts                                18,130               244
   Public Storage                                        1,000                88
   Simon Property Group                                  3,960               320
                                                                 ---------------
   Total Real Estate Investment Trust                                        934
                                                                 ===============
   Real Estate Management & Development [1.1%]
   Brookfield Asset Management, Cl A                    18,500               418
   CB Richard Ellis Group, Cl A *                       17,970               245
                                                                 ---------------
   Total Real Estate Management & Development                                663
                                                                 ===============
   Retail [5.9%]
   Advance Auto Parts                                    3,950               198
   CVS                                                   7,379               216
   Dollar Tree *                                         2,805               117
   Kohl's *                                              5,275               251
   Limited Brands                                        2,937                65
   Lowe's                                               11,680               239
   McDonald's                                              113                 7
   Sherwin Williams                                        842                58
   Staples                                              11,875               226
   Supervalu                                             4,799                52
   SYSCO                                                18,300               523
   Target                                                4,312               212
   TJX                                                   3,783               159
   Urban Outfitters *                                    3,490               120
   Walgreen                                             10,900               291


                           CNI CHARTER FUNDS | PAGE 3
schedule of investments
JUNE 30, 2010 (UNAUDITED)

Diversified Equity Fund

Description                                         Shares         Value (000)
-----------                                    ---------------   ---------------
   Wal-Mart Stores                                      11,583   $           557
   Whole Foods Market *                                 10,130               365
                                                                 ---------------
   Total Retail                                                            3,656
                                                                 ===============
   Semi-Conductors [4.0%]
   Advanced Micro Devices *                              5,459                40
   Applied Materials                                    18,500               222
   ASML Holding, Cl G GDR                               13,320               366
   Broadcom, Cl A                                       13,100               432
   Cree *                                                3,080               185
   Intel                                                17,107               333
   Lam Research *                                       14,580               555
   Micron Technology *                                  33,459               284
   Teradyne *                                            5,805                56
                                                                 ---------------
   Total Semi-Conductors                                                   2,473
                                                                 ===============
   Telephones & Telecommunications [3.1%]
   America Movil ADR                                     8,950               425
   AT&T                                                 19,027               460
   Corning                                              11,877               192
   Sprint Nextel *                                      75,160               319
   Verizon Communications                               18,426               516
                                                                 ---------------
   Total Telephones & Telecommunications                                   1,912
                                                                 ===============
   Trading Companies & Distributors [0.3%]
   Fastenal                                              4,140               208
                                                                 ===============
   Transportation Services [0.7%]
   FedEx                                                 3,700               259
   Union Pacific                                         2,179               152
                                                                 ---------------
   Total Transportation Services                                             411
                                                                 ===============
   Web Portals/ISP [1.2%]
   Amazon.com *                                          3,440               376
   Baidu.com ADR *                                       2,300               157
   Google, Cl A *                                          546               243
                                                                 ---------------
   Total Web Portals/ISP                                                     776
                                                                 ===============
   Wholesale [0.9%]
   Archer-Daniels-Midland                                6,440               166
   Mead Johnson Nutrition, Cl A                          6,400               321
   Tyson Foods, Cl A                                     4,364                72
                                                                 ---------------
   Total Wholesale                                                           559
                                                                 ===============
      Total Common Stock
         (Cost $62,393)                                                   60,364
                                                                 ===============

Description                                         Shares         Value (000)
-----------                                    ---------------   ---------------
Cash Equivalent [3.4%]
   AIM STIT-Treasury Portfolio, 0.040% +             2,123,397   $         2,123
                                                                 ---------------
      Total Cash Equivalent
         (Cost $2,123)                                                     2,123
                                                                 ===============
      Total Investments [100.3%]
         (Cost $64,516)**                                        $        62,487
                                                                 ===============

PERCENTAGES ARE BASED ON NET ASSETS OF $62,274,441.

*    NON-INCOME PRODUCING SECURITY.

+    THE RATE REPORTED IS THE 7-DAY CURRENT YIELD AS OF JUNE 30, 2010.

**   AT JUNE 30, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $64,516
     (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $4,592 (000) AND $6,621 (000), RESPECTIVELY.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL  -- CLASS
GDR -- GLOBAL DEPOSITARY RECEIPT
ISP -- INTERNET SERVICE PROVIDER

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF JUNE 30, 2010 IN VALUING THE FUND'S INVESTMENTS CARRIED AT VALUE ($ THOUSANDS):

                                  LEVEL 1   LEVEL 2   LEVEL 3    TOTAL
                                  -------   -------   -------   -------
INVESTMENTS IN SECURITIES
   COMMON STOCK                   $60,364     $--       $--     $60,364
   CASH EQUIVALENT                  2,123                --       2,123
                                  -------     ---       ---     -------
TOTAL INVESTMENTS IN SECURITIES   $62,487     $--       $--     $62,487
                                  =======     ===       ===     =======

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 4
schedule of investments
JUNE 30, 2010 (UNAUDITED)

Socially Responsible Equity Fund

Description                                         Shares         Value (000)
-----------                                    ---------------   ---------------
Common Stock [95.0%]
   Banks [9.9%]
   BOK Financial                                        10,000   $           475
   Cullen                                               21,500             1,105
   M&T Bank                                             17,000             1,444
   Toronto-Dominion Bank                                 9,000               584
   UMB Financial                                        13,500               480
   US Bancorp                                           68,000             1,520
                                                                 ---------------
   Total Banks                                                             5,608
                                                                 ===============
   Business Services [1.9%]
   Automatic Data Processing                            27,000             1,087
                                                                 ===============
   Chemicals [2.1%]
   EI du Pont de Nemours                                35,000             1,211
                                                                 ===============
   Communication & Media [3.1%]
   Thomson Reuters                                      34,000             1,218
   Time Warner                                          19,000               550
                                                                 ---------------
   Total Communication & Media                                             1,768
                                                                 ===============
   Computer Software [4.8%]
   Microsoft                                            60,000             1,381
   Symantec *                                           95,000             1,318
                                                                 ---------------
   Total Computer Software                                                 2,699
                                                                 ===============
   Computer System Design & Services [2.0%]
   Dell *                                               95,000             1,146
                                                                 ===============
   Consumer Products & Services [2.0%]
   Clorox                                               18,000             1,119
                                                                 ===============
   Distributors [1.8%]
   Genuine Parts                                        25,000               986
                                                                 ===============
   Drugs [3.8%]
   Abbott Laboratories                                  12,500               585
   Bristol-Myers Squibb                                 61,000             1,521
   Furiex Pharmaceuticals *                              3,750                38
                                                                 ---------------
   Total Drugs                                                             2,144
                                                                 ===============
   Electrical Equipment [2.8%]
   Emerson Electric                                     37,000             1,617
                                                                 ===============
   Financial Services [1.9%]
   NYSE Euronext                                        40,500             1,119
                                                                 ===============
   Healthcare Products & Services [7.7%]
   Cardinal Health                                      47,000             1,580
   McKesson                                             25,000             1,679
   Pharmaceutical Product
      Development                                       45,000             1,143
                                                                 ---------------
   Total Healthcare Products & Services                                    4,402
                                                                 ===============
   Insurance [8.2%]
   Berkshire Hathaway, Cl B *                           24,500             1,953

Description                                         Shares         Value (000)
-----------                                    ---------------   ---------------
   Chubb                                                32,500   $         1,625
   Laboratory Corp of America
      Holdings *                                        14,000             1,055
                                                                 ---------------
   Total Insurance                                                         4,633
                                                                 ===============
   Machinery [1.0%]
   AGCO *                                               20,000               539
                                                                 ===============
   Manufacturing [2.0%]
   Tyco International                                   32,375             1,141
                                                                 ===============
   Medical Products & Services [5.9%]
   CareFusion *                                         24,500               556
   Patterson                                            60,000             1,712
   Quest Diagnostics                                    21,500             1,070
                                                                 ---------------
   Total Medical Products & Services                                       3,338
                                                                 ===============
   Paper & Related Products [4.1%]
   Packaging Corp of America                            53,500             1,178
   Sealed Air                                           57,000             1,124
                                                                 ---------------
   Total Paper & Related Products                                          2,302
                                                                 ===============
   Petroleum & Fuel Products [19.1%]
   ConocoPhillips                                       32,000             1,571
   EnCana                                               57,000             1,729
   Exterran Holdings *                                  72,500             1,871
   Patterson-UTI Energy                                112,000             1,441
   Southwestern Energy *                                26,000             1,005
   Spectra Energy                                       80,000             1,606
   Unit *                                               40,000             1,624
                                                                 ---------------
   Total Petroleum & Fuel Products                                        10,847
                                                                 ===============
   Real Estate Management &
      Development [3.2%]
   Brookfield Asset Management,
      Cl A                                              80,000             1,809
                                                                 ===============
   Retail [2.3%]
   Walgreen                                             49,000             1,308
                                                                 ===============
   Semi-Conductors [2.0%]
   Intel                                                59,000             1,147
                                                                 ===============
   Telephones & Telecommunications [1.5%]
   Research In Motion *                                 17,500               862
                                                                 ===============
   Waste Management Services [1.9%]
   Waste Management                                     35,000             1,095
                                                                 ===============
      Total Common Stock
         (Cost $54,711)                                                   53,927
                                                                 ===============


                           CNI CHARTER FUNDS | PAGE 1
schedule of investments
JUNE 30, 2010 (UNAUDITED)

Socially Responsible Equity Fund

Description                                         Shares         Value (000)
-----------                                    ---------------   ---------------
Cash Equivalent [4.9%]
   AIM STIT-Government Tax
      Advantage Portfolio
      Institutional Class, 0.050% +                  2,788,713   $         2,789
                                                                 ---------------
         Total Cash Equivalent
            (Cost $2,789)                                                  2,789
                                                                 ===============
         Total Investments [99.9%]
            (Cost $57,500)**                                     $        56,716
                                                                 ===============

PERCENTAGES ARE BASED ON NET ASSETS OF $56,756,647.

*    NON-INCOME PRODUCING SECURITY.

+    THE RATE REPORTED IS THE 7-DAY CURRENT YIELD AS OF JUNE 30, 2010.

**   AT JUNE 30, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $57,500
     (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $5,097 (000) AND $5,881 (000), RESPECTIVELY.

CL -- CLASS

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF JUNE 30, 2010 IN VALUING THE FUND'S INVESTMENTS CARRIED AT VALUE ($ THOUSANDS):

                                  LEVEL 1   LEVEL 2   LEVEL 3    TOTAL
                                  -------   -------   -------   -------
INVESTMENTS IN SECURITIES
   COMMON STOCK                   $53,927     $--       $--     $53,927
   CASH EQUIVALENT                  2,789                --       2,789
                                  -------     ---       ---     -------
TOTAL INVESTMENTS IN SECURITIES   $56,716     $--       $--     $56,716
                                  =======     ===       ===     =======

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 2

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            CNI Charter Funds


By (Signature and Title)                /s/ Rich Gershen
                                        ----------------------------------------
                                        Rich Gershen, President & CEO

Date: August 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/ Rich Gershen
                                        ----------------------------------------
                                        Rich Gershen, President & CEO

Date: August 27, 2010


By (Signature and Title)                /s/ Eric Kleinschmidt
                                        ----------------------------------------
                                        Eric Kleinschmidt, Controller and COO

Date: August 27, 2010